ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of allowance for uncollectible receivables - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Allowance for Uncollectible Accounts Receivable [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance	$ 115,000	$ 393,000
Charge-offs	(112,552)	(149,337)
Reserve Adjustments	40,232	(128,663)
Ending balance	42,680	115,000
Bad Debt Expense (Recovery) [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Charge-offs	(23,000)	43,253
Reserve Adjustments	139	(128,663)
Ending balance	$ (22,861)	$ (85,410)